Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

On March 29, 2019, the Company announced an operational realignment to exit its mainland residential solar business so as to focus on the POWERHOUSE™ in-roof shingle market. Revenues and net loss in 2018 for the mainland residential solar business were approximately $8.9 million and $6.3 million, respectively.

On April 4, 2019, the Company closed a registered offering in which it issued and sold (i) 15,938,280 shares of Class A common stock, (ii) prepaid Series S Warrants to purchase 1,430,141 shares of Class A common stock and (iii) Series R Warrants to purchase 17,368,421 shares of Class A common stock pursuant to the terms of the Securities Purchase Agreement dated April 2, 2019 between the Company and three institutional and accredited investors. The investors paid $0.19 per share of Class A common stock and $0.18 per share of Class A common stock underlying the Series S Warrant for aggregate gross proceeds of $3.3 million at the closing and before $0.34 million of expenses.